SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (INVESTMENT BORROWINGS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	$ 1,519,200,000	$ 1,900,000,000
Secured Debt, Repurchase Agreements	20,400,000	0
Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal home loan bank stock	73,500,000
Investment borrowings	1,498,800,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged	1,800,000,000
Aggregate fee to prepay all fixed rate FHLB borrowings	1,200,000
Interest expense on FHLB borrowings	18,700,000	27,900,000	28,000,000
Borrowings due October 2015 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Maturity date	Oct. 31, 2015
Interest rate	0.511%
Borrowings due June 2016 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Maturity date	Jun. 30, 2016
Interest rate	0.61%
Borrowings due June 2016 rate two [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	75,000,000
Maturity date	Jun. 30, 2016
Interest rate	0.417%
Borrowings due October 2016 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Maturity date	Oct. 31, 2016
Interest rate	0.413%
Borrowings due November 2016 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Maturity date	Nov. 30, 2016
Interest rate	0.505%
Borrowings due November 2016 rate two [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Maturity date	Nov. 30, 2016
Interest rate	0.64%
Borrowings due June 2017 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	57,700,000
Maturity date	Jun. 30, 2017
Interest rate	0.587%
Borrowings due August 2017 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Maturity date	Aug. 31, 2017
Interest rate	0.432%
Borrowings due August 2017 rate two [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	75,000,000
Maturity date	Aug. 31, 2017
Interest rate	0.383%
Borrowings due October 2017 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Maturity date	Oct. 31, 2017
Interest rate	0.661%
Borrowings due November 2017 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Maturity date	Nov. 30, 2017
Interest rate	0.744%
Borrowings due January 2018 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Maturity date	Jan. 31, 2018
Interest rate	0.579%
Borrowings due January 2018 rate two [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Maturity date	Jan. 31, 2018
Interest rate	0.571%
Borrowings due February 2018 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Maturity date	Feb. 28, 2018
Interest rate	0.542%
Borrowings due February 2018 rate two [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Maturity date	Feb. 28, 2018
Interest rate	0.322%
Borrowings due February 2018 rate three [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	22,000,000
Maturity date	Feb. 28, 2018
Interest rate	0.566%
Borrowings due May 2018 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Maturity date	May 30, 2018
Interest rate	0.62%
Borrowings due July 2018 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Maturity date	Jul. 31, 2018
Interest rate	0.703%
Borrowings due August 2018 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Maturity date	Aug. 31, 2018
Interest rate	0.352%
Borrowings due January 2019 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Maturity date	Jan. 31, 2019
Interest rate	0.649%
Borrowings due February 2019 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	50,000,000
Maturity date	Feb. 28, 2019
Interest rate	0.322%
Borrowings due March 2019 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	100,000,000
Maturity date	Mar. 31, 2019
Interest rate	0.642%
Borrowings due July 2019 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	21,800,000
Maturity date	Jul. 31, 2019
Interest rate	0.655%
Borrowings due June 2020 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	21,800,000
Maturity date	Jun. 30, 2020
Interest rate	1.96%
Borrowings due August 2021 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	28,200,000
Maturity date	Aug. 31, 2021
Interest rate	2.55%
Borrowings due March 2023 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	26,800,000
Maturity date	Mar. 31, 2023
Interest rate	2.16%
Borrowings due June 2025 [Member] | Federal Home Loan Bank advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Investment borrowings	$ 20,500,000
Maturity date	Jun. 30, 2025
Interest rate	2.94%